Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 17.3%
5,591	iShares 20+ Year Treasury Bond ETF	$ 922,347	2.0
7,973	iShares Core S&P Small-Cap ETF	447,365	1.0
15,718	Schwab U.S. TIPS ETF	903,942	2.0
10,619	Vanguard Global ex-U.S. Real Estate ETF	455,662	1.0
6,525	Vanguard Real Estate ETF	455,771	1.0
11,650	Vanguard Russell 1000 Growth ETF	1,802,022	3.9
32,795	Vanguard Value ETF	2,920,723	6.4

	Total Exchange-Traded Funds
	(Cost $8,672,776)	7,907,832	17.3

MUTUAL FUNDS: 82.6%
	Affiliated Investment Companies: 82.6%
176,803	Voya Floating Rate Fund - Class I	1,414,422	3.1
319,402	Voya High Yield Bond Fund - Class R6	2,242,202	4.9
234,658	Voya Intermediate Bond Fund - Class R6	2,372,394	5.2
147,204	Voya Large Cap Value Fund - Class R6	1,361,636	3.0
51,846	Voya Large-Cap Growth Fund - Class R6	2,143,296	4.7
77,657	Voya MidCap Opportunities Portfolio - Class I	895,389	2.0
186,150	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,762,836	3.9
214,285	Voya Multi-Manager International Equity Fund - Class I	1,896,423	4.2
257,238	Voya Multi-Manager International Factors Fund - Class I	1,908,707	4.2
135,487	Voya Multi-Manager Mid Cap Value Fund - Class I	887,442	1.9
209,213	Voya Short Term Bond Fund - Class R6	1,997,983	4.4
96,792	Voya Small Company Portfolio - Class I	1,119,883	2.5
157,209	Voya Strategic Income Opportunities Fund - Class R6	1,435,319	3.1
254,091	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,479,927	5.4
214,129	Voya U.S. Stock Index Portfolio - Class I	2,922,867	6.4
219,820	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,341,080	5.1
144,207	VY® Invesco Comstock Portfolio - Class I	1,677,128	3.7
175,441	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	4,543,919	10.0
32,260	VY® T. Rowe Price Growth Equity Portfolio - Class I	2,235,597	4.9

	Total Mutual Funds
	(Cost $44,076,648)	37,638,450	82 .6

	Total Investments in Securities (Cost $52,749,424)	$ 45,546,282	99.9
	Assets in Excess of Other Liabilities	32,779	0.1
	Net Assets	$ 45,579,061	100.0

Voya Solution Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 7,907,832	$ –	$ –	$ 7,907,832
Mutual Funds	37,638,450	–	–	37,638,450
Total Investments, at fair value	$ 45,546,282	$ –	$ –	$ 45,546,282

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,693,999	$142,505	$(182,974)	$(239,108)	$1,414,422	$18,775	$(10,187)	$-
Voya High Yield Bond Fund - Class R6	2,264,077	456,170	(229,075)	(248,970)	2,242,202	31,809	(3,036)	-
Voya Intermediate Bond Fund - Class R6	2,705,850	232,936	(485,110)	(81,282)	2,372,394	24,065	24,250	-
Voya Large Cap Value Fund - Class R6	1,699,537	455,128	(346,048)	(446,981)	1,361,636	-	12,181	-
Voya Large-Cap Growth Fund - Class R6	2,715,638	162,068	(381,341)	(353,069)	2,143,296	-	(3,696)	-
Voya MidCap Opportunities Portfolio - Class I	1,121,635	42,821	(82,656)	(186,411)	895,389	-	3,437	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	2,326,030	194,895	(133,916)	(624,173)	1,762,836	-	16,917	-
Voya Multi-Manager International Equity Fund - Class I	2,127,916	449,790	(187,470)	(493,813)	1,896,423	-	(19,000)	-
Voya Multi-Manager International Factors Fund - Class I	2,105,232	432,649	(188,253)	(440,921)	1,908,707	-	(19,783)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	1,128,106	214,178	(100,811)	(354,031)	887,442	-	(25,394)	-
Voya Short Term Bond Fund - Class R6	2,795,398	93,923	(815,793)	(75,545)	1,997,983	15,692	(11,636)	-
Voya Small Company Portfolio - Class I	1,392,381	301,045	(148,005)	(425,538)	1,119,883	-	(27,389)	-
Voya Strategic Income Opportunities Fund - Class R6	2,233,199	124,476	(738,940)	(183,416)	1,435,319	18,885	4,786	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	3,084,518	323,883	(230,029)	(698,445)	2,479,927	-	15,075	-
Voya U.S. Stock Index Portfolio - Class I	2,569,693	2,503,592	(1,359,047)	(791,371)	2,922,867	-	(274,267)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,786,294	79,913	(539,826)	14,699	2,341,080	-	18,893	-
VY® Invesco Comstock Portfolio - Class I	2,143,393	377,105	(184,460)	(658,910)	1,677,128	-	(43,054)	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	5,645,771	159,826	(570,909)	(690,769)	4,543,919	-	51,574	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	2,834,533	79,913	(349,209)	(329,640)	2,235,597	-	(72,764)	-
	$45,373,200	$6,826,816	$(7,253,872)	$(7,307,694)	$37,638,450	$109,226	$(363,093)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $54,104,851.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 333,836
Gross Unrealized Depreciation	(8,892,405)
Net Unrealized Depreciation	$(8,558,569)